WARRANTY OBLIGATIONS AND OTHER GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2016
WARRANTY OBLIGATIONS AND OTHER GUARANTEES
Summary of the activity related to warranty obligations

(In thousands)
Balance at December 31, 2013	$617

Accruals for warranties issued during the period (benefit from expirations), net	(250)
Settlements made during the period	(150)

Balance at December 31, 2014	$217

Accruals for warranties issued during the period (benefit from expirations), net	(37)
Settlements made during the period	(3)

Balance at December 31, 2015	$177

Accruals for warranties issued during the period (benefit from expirations), net	(105)
Settlements made during the period	(28)

Balance at December 31, 2016	$44